UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2012
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Peloton Wealth Strategists
Address:	101 W. Kirkwood
		Suite 239
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Executive Director
Phone:		317-863-0311
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    February 6, 2013

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		83

Form 13F Information Table Value Total:		$100,705,310

List of Other Included Managers:

NONE

                                TITLE                       VALUE       SHARES/       SHRS/         INVS
NAME OF ISSUER                 OF CLASS       CUSIP       (x$1000)        PRN          PRN          DSCR
--------------------------------------------------------------------------------------------------------------
Accenture                        COM        G1150G111             579         8700    SHRS          SOLE
Akamai Technologies              COM        00971T101             479        11700    SHRS          SOLE
Allergan Inc.                    COM        018490102            1968        21450    SHRS          SOLE
Anheuser-Busch InBev             ADR        03524A108             795         9100    SHRS          SOLE
Apache Corp                      COM        037411105            1028        13100    SHRS          SOLE
Banco Santander SA Adr           ADR        05964H105             454        55568    SHRS          SOLE
BB&T Corporation                 COM        054937107            1243        42700    SHRS          SOLE
Becton Dickinson & Co            COM        075887109             907        11600    SHRS          SOLE
Blackrock Inc.                   COM        09247X101            1826         8835    SHRS          SOLE
Boeing Company                   COM        097023105             987        13100    SHRS          SOLE
CBS Corp. Cl B                   COM        124857202            1724        45300    SHRS          SOLE
CenturyLink                      COM        156700106            1389        35500    SHRS          SOLE
Cerner Corp                      COM        156782104             756         9750    SHRS          SOLE
Chevrontexaco Corp               COM        166764100             212         1965    SHRS          SOLE
Cinemark Holdings, Inc.          COM        227111101             338        13000    SHRS          SOLE
Clean Harbors Inc.               COM        184496107             215         3900    SHRS          SOLE
Copano Energy Llc                COM        217202100             421        13308    SHRS          SOLE
Cummins Inc.                     COM        231021106            1885        17400    SHRS          SOLE
Davita Healthcare                COM        23918K108             276         2500    SHRS          SOLE
Deere Company                    COM        244199105            1649        19077    SHRS          SOLE
Dr. Pepper Snapple               COM        256131301             915        20700    SHRS          SOLE
Eaton Corporation                COM        278058102            1387        25600    SHRS          SOLE
Ebay, Inc.                       COM        278642103             314         6150    SHRS          SOLE
Ecolab Inc.                      COM        278865100            3013        41900    SHRS          SOLE
EMC Corporation                  COM        268648102            3316       131048    SHRS          SOLE
Encana Corporation               ADR        292505104            1304        66000    SHRS          SOLE
Esterline Technology             COM        297425100             261         4100    SHRS          SOLE
Express Scripts Hldgs CO         COM        302182100            1998        37000    SHRS          SOLE
Fiserv Inc.                      COM        337738108            2774        35100    SHRS          SOLE
Freeport McMoran Copper A        COM        35671D857            1016        29700    SHRS          SOLE
General Mills                    COM        370334104            1824        45122    SHRS          SOLE
Google Inc Class A               COM        38259P508             870         1230    SHRS          SOLE
Hasbro Inc.                      COM        418056107            2025        56400    SHRS          SOLE
Helmerich & Payne Inc            COM        423452101             720        12850    SHRS          SOLE
Hess Corporation                 COM        42809H107            1941        36650    SHRS          SOLE
J. M. Smucker Co.                COM        832696405            1216        14100    SHRS          SOLE
J.P. Morgan Chase & Co.          COM        46625H100            1510        34350    SHRS          SOLE
Johnson & Johnson                COM        478160104            1129        16100    SHRS          SOLE
Johnson Controls Inc.            COM        478366107            2484        81000    SHRS          SOLE
Kite Realty Group                COM        49803T102              78        14000    SHRS          SOLE
MasterCard                       COM        57636Q104            3422         6965    SHRS          SOLE
Maxim Integrated Products, In    COM        57772K101            1100        37400    SHRS          SOLE
Microsoft Corporation            COM        594918104            1546        57900    SHRS          SOLE
Monsanto                         COM        61166W101            2007        21200    SHRS          SOLE
Neustar, Inc.                    COM        64126X201             419        10000    SHRS          SOLE
NextEra Energy Inc.              COM        65339F101             643         9300    SHRS          SOLE
Norfolk Southern Corp            COM        655844108            1976        31950    SHRS          SOLE
Novartis A G Spon ADR            ADR        66987V109            1972        31150    SHRS          SOLE
NYSE Euronext                    COM        629491101            1381        43800    SHRS          SOLE
Pentair LTD                      COM        709631105            2059        41900    SHRS          SOLE
PepsiCo Inc.                     COM        713448108            2183        31900    SHRS          SOLE
Potash Corp.                     COM        73755L107            1664        40900    SHRS          SOLE
Procter & Gamble                 COM        742718109            1528        22500    SHRS          SOLE
Qualcomm Inc                     COM        747525103            2147        34700    SHRS          SOLE
Raytheon Co.                     COM        755111507             901        15650    SHRS          SOLE
Schlumberger Ltd.                COM        806857108            1639        23650    SHRS          SOLE
Steel Dynamics, Inc.             COM        858119100             802        58400    SHRS          SOLE
Stericycle Inc.                  COM        858912108             951        10200    SHRS          SOLE
Teva Pharmaceuticals             ADR        881624209             803        21500    SHRS          SOLE
Thermo Fisher Scientific         COM        883556102            1888        29600    SHRS          SOLE
Thomson Reuters Corp             COM        884903105            1813        62400    SHRS          SOLE
Tiffany & Co.                    COM        886547108            1382        24100    SHRS          SOLE
Toronto Dominion Bank            ADR        891160509            1341        15900    SHRS          SOLE
Total S.A.                       ADR        286269105             720        13850    SHRS          SOLE
Tupperware Corp                  COM        899896104            1240        19350    SHRS          SOLE
Union Pacific Corp.              COM        907818108            2037        16200    SHRS          SOLE
Vera Bradley, Inc.               COM        92335C106             269        10700    SHRS          SOLE
Vodafone Grp Plc ADR             ADR        92857W100            1397        55450    SHRS          SOLE
Waste Management Inc.            COM        94196L109            1991        59000    SHRS          SOLE
Whirlpool Corp                   COM        963320106            1465        14400    SHRS          SOLE
Xerox Corporation                COM        984121103            1602       234900    SHRS          SOLE
Alerian MLP ETF                  COM        00162Q866             545        34150    SHRS          SOLE
Bk. of Amer. Conv. Pfd.          PFD        060505682            1237         1090    SHRS          SOLE
Zions Bancorp Pfd C              PFD        989701503             722        27900    SHRS          SOLE
ACWI ex-US International         COM        464288257             157        11489    SHRS          SOLE
BLDRS Emerging Market 50 ADR     COM        09348R300             531        13200    SHRS          SOLE
Claymore Zachs Dividend ETF      COM        18383M506             231        10525    SHRS          SOLE
iShares S&P Midcap 400           COM        464287507             206         2025    SHRS          SOLE
iShares S&P Smallcap 600         COM        464287804             340         4350    SHRS          SOLE
Market Vectors Agribusiness E    COM        5706OU605             206         3900    SHRS          SOLE
Midcap S&P SPDR                  COM        595635103             292         1570    SHRS          SOLE
SPDR S&P 500 Index               COM        78462F103             730         5127    SHRS          SOLE